Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 37,425,000.00
Total Fee Amount	5,168.39
Total Offset Amount	0.00
Net Fee	$ 5,168.39
Offering Table N/A
Offset Table N/A	N/A